Nature of Business - 10K (Details)	5 Months Ended	12 Months Ended
	Oct. 15, 2023 segment state location	Apr. 30, 2023 segment state location
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of locations | location	14	13
Number of states | state	9	9
Number of operating segments	1	1
Number of reportable segments	1	1